WARRANTS AND DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Warrants exercised	$ 12,500
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Balance - June 30, 2015
Balance - March 31, 2016	$ 116,835
Derivative Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Issuances	265,676
Warrants exercised	(66,784)
Changes in fair value included in earnings	$ (82,057)